Share-Based Awards - Non-vested RSU Rollforward (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	2,495,000	0
Granted (in shares)	1,080,000	2,495,000
Vested (in shares)	(697,000)	0
Forfeited (in shares)	(261,000)	0
Nonvested, end of period (in shares)	2,617,000	2,495,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, Weighted-Average Fair Value Per Share beginning of period (in dollars per share)	$ 7.34	$ 0
Weighted-Average Fair Value Per Share, Granted (in dollars per share)	8.17	7.34
Weighted-Average Fair Value Per Share, Vested (in dollars per share)	6.91	0
Weighted-Average Fair Value Per Share, Forfeited (in dollars per share)	6.98	0
Nonvested, Weighted-Average Fair Value Per Share end of period (in dollars per share)	$ 7.56	$ 7.34
Time-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	1,870,000	0
Granted (in shares)	1,080,000	1,870,000
Vested (in shares)	(697,000)	0
Forfeited (in shares)	(261,000)	0
Nonvested, end of period (in shares)	1,992,000	1,870,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	625,000	0
Granted (in shares)	0	625,000
Vested (in shares)	0	0
Forfeited (in shares)	0	0
Nonvested, end of period (in shares)	625,000	625,000
Restricted Stock Units Settled In Cash
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	88,000	0
Granted (in shares)	28,000	88,000
Vested (in shares)	(21,000)	0
Forfeited (in shares)	0	0
Nonvested, end of period (in shares)	95,000	88,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, Weighted-Average Fair Value Per Share beginning of period (in dollars per share)	$ 7.52	$ 0
Weighted-Average Fair Value Per Share, Granted (in dollars per share)	7.31	7.52
Weighted-Average Fair Value Per Share, Vested (in dollars per share)	6.88	0
Weighted-Average Fair Value Per Share, Forfeited (in dollars per share)	0	0
Nonvested, Weighted-Average Fair Value Per Share end of period (in dollars per share)	$ 7.01	$ 7.52
Time-Based RSUs - Settled in Cash
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	64,000	0
Granted (in shares)	28,000	64,000
Vested (in shares)	(21,000)	0
Forfeited (in shares)	0	0
Nonvested, end of period (in shares)	71,000	64,000
Performance RSUs -Settled in Cash
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	24,000	0
Granted (in shares)	0	24,000
Vested (in shares)	0	0
Forfeited (in shares)	0	0
Nonvested, end of period (in shares)	24,000	24,000